Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed
Cash	$508,000
Other financial assets	388,000
Financial liabilities	(747,000)
Noncontrolling interest	(679,000)
Goodwill	705,000
Influencer network	1,980,000
Customer contract	500,000
Trade name	110,000
Technology platform	290,000
Deferred tax liabilities	(570,000)
$2,485,000